Annual Total Returns[BarChart] - Invesco SP SmallCap Financials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.68%	17.17%	31.46%	7.96%	0.07%	32.62%	6.29%	(7.73%)	21.78%	(9.10%)